LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.63%
Canada–1.58%
Constellation Software, Inc.	121	$ 227,488
†Descartes Systems Group, Inc.	1,942	156,545
GFL Environmental, Inc.	370,200	12,749,688
†Lumine Group, Inc.	363	3,951
†Shopify, Inc. Class A	14,002	671,350
Suncor Energy, Inc.	42,778	1,328,128
		15,137,150
Denmark–0.01%
†Ascendis Pharma AS ADR	598	64,118
†Genmab AS ADR	591	22,316
		86,434
France–4.05%
Airbus SE	10,849	1,449,073
BNP Paribas SA	4,247	254,290
Capgemini SE	8,902	1,654,307
Danone SA	36,137	2,248,574
Eiffage SA	42,770	4,628,396
Sanofi	67,986	7,375,034
TotalEnergies SE	242,390	14,292,204
Veolia Environnement SA	227,684	7,025,686
		38,927,564
Germany–5.41%
Bayer AG	114,156	7,292,468
Continental AG	47,429	3,553,826
Covestro AG	43,844	1,815,725
Deutsche Telekom AG	631,112	15,293,292
Fresenius Medical Care AG & Co. KGaA	178,447	7,574,046
Fresenius SE & Co. KGaA	62,807	1,695,992
Infineon Technologies AG	144,408	5,930,139
SAP SE	58,325	7,364,725
Siemens AG	9,064	1,468,403
		51,988,616
Ireland–3.14%
Accenture PLC Class A	24,620	7,036,642
†AerCap Holdings NV	30,741	1,728,567
CRH PLC	163,399	8,254,962
Medtronic PLC	163,635	13,192,254
		30,212,425
Israel–0.24%
†Check Point Software Technologies Ltd.	10,612	1,379,560
†Mobileye Global, Inc. Class A	648	28,039
†Tower Semiconductor Ltd.	21,678	920,664
		2,328,263
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–4.92%
Denso Corp.	30,138	$ 1,701,212
Hitachi Ltd.	142,800	7,848,386
Honda Motor Co. Ltd.	283,500	7,498,905
Keyence Corp.	971	475,895
Komatsu Ltd.	151,400	3,758,526
Mitsubishi Electric Corp.	136,702	1,633,606
†Renesas Electronics Corp.	125,659	1,819,643
Sony Group Corp.	74,200	6,758,387
Sumitomo Metal Mining Co. Ltd.	192,300	7,358,150
Sumitomo Mitsui Financial Group, Inc.	209,900	8,399,687
		47,252,397
Netherlands–1.88%
†Adyen NV	971	1,547,218
†Argenx SE	1,456	540,693
ASM International NV	971	394,129
ASML Holding NV	3,642	2,479,146
†ING Groep NV	98,785	1,173,105
NN Group NV	48,731	1,769,418
NXP Semiconductors NV	29,987	5,591,826
SBM Offshore NV	309,865	4,600,694
		18,096,229
New Zealand–0.00%
†Xero Ltd.	242	14,678
		14,678
Republic of Korea–1.56%
Samsung Electronics Co. Ltd.	200,379	9,908,933
Samsung SDI Co. Ltd.	364	206,766
Shinhan Financial Group Co. Ltd.	178,901	4,859,902
		14,975,601
Singapore–0.70%
DBS Group Holdings Ltd.	63,173	1,570,591
United Overseas Bank Ltd.	230,600	5,172,136
		6,742,727
Switzerland–0.65%
Adecco Group AG	94,098	3,427,523
Lonza Group AG	971	584,541
Novartis AG ADR	24,213	2,227,596
		6,239,660
Taiwan–0.81%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	83,200	7,739,264
		7,739,264
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–6.95%
AstraZeneca PLC	60,063	$ 8,321,985
AstraZeneca PLC ADR	10,684	741,576
BP PLC	363,233	2,295,821
BP PLC ADR	538,319	20,423,823
British American Tobacco PLC	53,821	1,886,661
GSK PLC	102,023	1,802,676
Haleon PLC	2,109,309	8,379,085
Lloyds Banking Group PLC	10,668,237	6,272,358
nVent Electric PLC	53,100	2,280,114
Reckitt Benckiser Group PLC	22,197	1,688,692
Rio Tinto PLC	22,137	1,502,613
Unilever PLC	180,780	9,367,838
Willis Towers Watson PLC	7,818	1,816,747
		66,779,989
United States–59.60%
Abbott Laboratories	47,534	4,813,293
AbbVie, Inc.	27,780	4,427,299
Activision Blizzard, Inc.	22,584	1,932,965
†Adobe, Inc.	504	194,226
Air Products & Chemicals, Inc.	24,769	7,113,904
†Airbnb, Inc. Class A	2,410	299,804
Albemarle Corp.	15,255	3,371,965
†Alphabet, Inc. Class A	101,724	10,551,830
†Amazon.com, Inc.	48,565	5,016,279
American Express Co.	54,687	9,020,621
Amphenol Corp. Class A	2,428	198,416
Analog Devices, Inc.	53,122	10,476,721
†ANSYS, Inc.	2,913	969,446
Apple, Inc.	16,928	2,791,427
†Array Technologies, Inc.	1,232	26,956
†Aspen Technology, Inc.	2,428	555,696
†Atlassian Corp. Class A	3,382	578,897
†Axon Enterprise, Inc.	3,156	709,627
Baker Hughes Co.	4,753	137,172
Bank of America Corp.	251,198	7,184,263
Becton Dickinson & Co.	25,661	6,352,124
BlackRock, Inc.	2,187	1,463,365
†Booking Holdings, Inc.	1,550	4,111,235
†Cadence Design Systems, Inc.	10,927	2,295,653
Capital One Financial Corp.	13,489	1,297,102
Carlisle Cos., Inc.	11,761	2,658,809
†CBRE Group, Inc. Class A	21,350	1,554,493
†Charter Communications, Inc. Class A	5,313	1,899,982
Chevron Corp.	23,443	3,824,960
Cintas Corp.	9,947	4,602,278
†Cloudflare, Inc. Class A	1,986	122,457
Colgate-Palmolive Co.	38,598	2,900,640
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Comcast Corp. Class A	244,271	$ 9,260,314
Corteva, Inc.	14,569	878,656
†CoStar Group, Inc.	3,864	266,036
Crown Castle, Inc.	485	64,912
Crown Holdings, Inc.	103,600	8,568,756
CVS Health Corp.	38,996	2,897,793
Danaher Corp.	13,848	3,490,250
†Datadog, Inc. Class A	6,512	473,162
†Deckers Outdoor Corp.	17,329	7,790,252
†Dexcom, Inc.	965	112,114
Donaldson Co., Inc.	26,338	1,720,925
Dover Corp.	26,909	4,088,553
DR Horton, Inc.	16,215	1,584,043
DuPont de Nemours, Inc.	110,519	7,931,949
†DXC Technology Co.	236,967	6,056,876
Ecolab, Inc.	19,585	3,241,905
†Edwards Lifesciences Corp.	2,388	197,559
Elevance Health, Inc.	3,658	1,681,985
Eli Lilly & Co.	5,380	1,847,600
†Enphase Energy, Inc.	2,585	543,574
Entegris, Inc.	4,856	398,241
EOG Resources, Inc.	22,190	2,543,640
Equifax, Inc.	15,808	3,206,495
Erie Indemnity Co. Class A	10,047	2,327,488
†Etsy, Inc.	1,118	124,467
Everest Re Group Ltd.	4,347	1,556,313
Exxon Mobil Corp.	22,960	2,517,794
†F5, Inc.	34,000	4,953,460
FactSet Research Systems, Inc.	485	201,319
Fastenal Co.	3,399	183,342
Fidelity National Information Services, Inc.	113,933	6,189,980
First Horizon Corp.	26,228	466,334
†Fiserv, Inc.	14,370	1,624,241
FMC Corp.	518	63,263
Freeport-McMoRan, Inc.	159,451	6,523,140
General Dynamics Corp.	49,330	11,257,599
General Motors Co.	39,607	1,452,785
†Gitlab, Inc. Class A	5,803	198,985
Global Payments, Inc.	14,787	1,556,184
†Haemonetics Corp.	242	20,025
†Halozyme Therapeutics, Inc.	2,377	90,778
HCA Healthcare, Inc.	51,550	13,592,704
HEICO Corp.	2,428	415,285
Honeywell International, Inc.	32,026	6,120,809
†Horizon Therapeutics PLC	5,447	594,486
†HubSpot, Inc.	2,901	1,243,804
Humana, Inc.	3,097	1,503,470
†Hyatt Hotels Corp. Class A	57,926	6,475,548

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†ICON PLC	30,900	$ 6,599,931
†IDEXX Laboratories, Inc.	3,521	1,760,782
†Inspire Medical Systems, Inc.	3,885	909,362
†Insulet Corp.	1,699	541,913
Intel Corp.	2,428	79,323
Intuit, Inc.	5,099	2,273,287
†Intuitive Surgical, Inc.	4,839	1,236,219
†Jazz Pharmaceuticals PLC	971	142,086
JB Hunt Transport Services, Inc.	13,500	2,368,710
Johnson & Johnson	30,486	4,725,330
Johnson Controls International PLC	98,115	5,908,485
JPMorgan Chase & Co.	40,851	5,323,294
†Keysight Technologies, Inc.	1,683	271,771
KLA Corp.	2,478	989,143
Kraft Heinz Co.	47,920	1,853,066
Lam Research Corp.	2,445	1,296,143
†Lattice Semiconductor Corp.	2,797	267,113
Life Storage, Inc.	4,000	524,360
Linde PLC	27,700	9,845,688
Lithia Motors, Inc.	13,416	3,071,325
Lowe's Cos., Inc.	26,209	5,241,014
Mastercard, Inc. Class A	8,256	3,000,313
McCormick & Co., Inc.	45,455	3,782,311
McDonald's Corp.	20,261	5,665,178
Merck & Co., Inc.	7,577	806,117
†Meta Platforms, Inc. Class A	7,288	1,544,619
Micron Technology, Inc.	53,500	3,228,190
Microsoft Corp.	105,710	30,476,193
†Moderna, Inc.	710	109,042
†Monday.com Ltd.	3,187	454,944
Mondelez International, Inc. Class A	45,130	3,146,464
†MongoDB, Inc.	3,600	839,232
Monolithic Power Systems, Inc.	2,549	1,275,876
Moody's Corp.	485	148,420
MSCI, Inc.	1,942	1,086,918
Nasdaq, Inc.	57,883	3,164,464
†NCR Corp.	148,626	3,506,087
NextEra Energy, Inc.	17,969	1,385,051
†NEXTracker, Inc. Class A	913	33,105
NIKE, Inc. Class B	43,221	5,300,623
Norfolk Southern Corp.	14,665	3,108,980
NVIDIA Corp.	19,426	5,395,960
†Oceaneering International, Inc.	1,959	34,537
†Palo Alto Networks, Inc.	5,099	1,018,474
Parker-Hannifin Corp.	5,011	1,684,247
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Paycom Software, Inc.	1,214	$ 369,068
†Paylocity Holding Corp.	1,214	241,319
PepsiCo, Inc.	29,810	5,434,363
Pfizer, Inc.	52,313	2,134,370
†Procore Technologies, Inc.	4,856	304,131
Procter & Gamble Co.	31,740	4,719,421
Quanta Services, Inc.	5,099	849,697
Raytheon Technologies Corp.	75,159	7,360,321
†Repligen Corp.	4,583	771,594
Roper Technologies, Inc.	25,392	11,190,000
Ross Stores, Inc.	41,484	4,402,697
†Salesforce, Inc.	4,849	968,733
SBA Communications Corp.	1,456	380,118
Schlumberger NV	50,436	2,476,408
†ServiceNow, Inc.	5,585	2,595,461
Sherwin-Williams Co.	7,364	1,655,206
†Shoals Technologies Group, Inc. Class A	1,456	33,182
†Snowflake, Inc. Class A	2,188	337,587
†SolarEdge Technologies, Inc.	503	152,887
Southern Co.	59,995	4,174,452
Starbucks Corp.	16,000	1,666,080
STERIS PLC	1,957	374,335
Stryker Corp.	35,811	10,222,966
†Synopsys, Inc.	6,070	2,344,537
Tapestry, Inc.	213,314	9,195,967
Target Corp.	60,761	10,063,844
†Tesla, Inc.	12,093	2,508,814
Texas Instruments, Inc.	41,316	7,685,189
Thermo Fisher Scientific, Inc.	4,856	2,798,853
†T-Mobile U.S., Inc.	56,540	8,189,254
Tradeweb Markets, Inc. Class A	12,141	959,382
†Tyler Technologies, Inc.	1,215	430,888
†Uber Technologies, Inc.	6,126	194,194
United Parcel Service, Inc. Class B	31,162	6,045,116
UnitedHealth Group, Inc.	45,767	21,629,027
†Veeva Systems, Inc. Class A	2,183	401,214
Visa, Inc. Class A	58,703	13,235,178
Voya Financial, Inc.	24,271	1,734,406
Walmart, Inc.	27,788	4,097,341
†Walt Disney Co.	80,761	8,086,599
Wells Fargo & Co.	265,070	9,908,317
West Pharmaceutical Services, Inc.	16,255	5,631,870
Williams Cos., Inc.	50,860	1,518,680
†Workday, Inc. Class A	4,856	1,002,958
WW Grainger, Inc.	6,068	4,179,699

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Zimmer Biomet Holdings, Inc.	71,508	$ 9,238,834
		572,871,345
Uruguay–0.13%
†MercadoLibre, Inc.	971	1,279,836
		1,279,836
Total Common Stock (Cost $617,015,493)		880,672,178
ΔPREFERRED STOCKS–0.15%
Germany–0.15%
Sartorius AG 0.37%	485	204,406
Volkswagen AG 21.22%	9,280	1,266,463
Total Preferred Stocks (Cost $1,647,262)		1,470,869

	Principal Amount°
CORPORATE BONDS–0.05%
United States–0.05%
American Airlines, Inc. 11.75% 7/15/25	101,000	110,498
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	80,844
9.25% 4/1/26	334,000	247,653
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	11,937
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50% 9/1/25	84,000	$ 63,232
Total Corporate Bonds (Cost $704,895)		514,164

	Number of Shares
MONEY MARKET FUND–6.54%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	62,800,803	62,800,803
Total Money Market Fund (Cost $62,800,803)		62,800,803

	Principal Amount°
SHORT-TERM INVESTMENTS–0.10%
U.S. TREASURY OBLIGATIONS–0.10%
≠U.S. Treasury Bills
0.01% 5/11/23	500,000	497,546
0.01% 6/22/23	500,000	494,890
		992,436
Total Short-Term Investments (Cost $992,428)		992,436

TOTAL INVESTMENTS–98.47% (Cost $683,160,881)	946,450,450
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.53%	14,722,778
NET ASSETS APPLICABLE TO 24,012,369 SHARES OUTSTANDING–100.00%	$961,173,228

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	30,000	USD	(32,822)	4/11/23	$—	$(267)
BOA	EUR	327,558	USD	(347,979)	4/11/23	7,473	—
BOA	GBP	21,096	USD	(25,617)	4/17/23	416	—
BOA	GBP	(49,883)	USD	60,306	4/17/23	—	(1,251)
BOA	JPY	(199,374,530)	USD	1,509,225	5/17/23	—	(3,252)
HSBC	EUR	(2,354,217)	USD	2,500,605	4/11/23	—	(54,093)
HSBC	EUR	24,432	USD	(26,711)	4/11/23	—	(198)
HSBC	EUR	144,739	USD	(154,977)	4/11/23	2,088	—
HSBC	EUR	(79,357)	USD	86,194	4/11/23	79	—
HSBC	GBP	29,521	USD	(36,163)	4/17/23	268	—
HSBC	KRW	(1,482,170,568)	USD	1,072,555	5/12/23	—	(64,837)
HSBC	KRW	119,644,293	USD	(94,260)	5/12/23	—	(2,447)
HSBC	KRW	(284,901,225)	USD	230,976	5/12/23	12,348	—
UBS	EUR	(2,422,538)	USD	2,574,511	4/11/23	—	(54,327)
UBS	EUR	141,457	USD	(154,738)	4/11/23	—	(1,235)
UBS	EUR	148,034	USD	(158,548)	4/11/23	2,092	—
UBS	GBP	(469,254)	USD	572,645	4/17/23	—	(6,431)
UBS	GBP	12,630	USD	(15,383)	4/17/23	203	—
Total Foreign Currency Exchange Contracts						$24,967	$(188,338)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
46	British Pound	$3,552,063	$3,451,352	6/16/23	$100,711	$—
44	Euro	5,996,925	5,896,611	6/16/23	100,314	—
44	Japanese Yen	4,192,375	4,103,116	6/16/23	89,259	—
					290,284	—
Equity Contracts:
16	E-mini MSCI Emerging Markets Index	796,400	769,083	6/16/23	27,317	—
12	E-mini Russell 2000 Index	1,088,100	1,138,467	6/16/23	—	(50,367)
123	E-mini S&P 500 Index	25,447,162	24,329,371	6/16/23	1,117,791	—
29	E-mini S&P MidCap 400 Index	7,336,130	7,569,646	6/16/23	—	(233,516)
138	Euro STOXX 50 Index	6,377,055	6,305,294	6/16/23	71,761	—
40	FTSE 100 Index	3,769,386	3,881,186	6/16/23	—	(111,800)
21	Nikkei 225 Index (OSE)	4,434,871	4,438,057	6/8/23	—	(3,186)
					1,216,869	(398,869)
Total Futures Contracts					$1,507,153	$(398,869)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPY–Japanese Yen
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Canada	$15,137,150	$—	$—	$15,137,150
Denmark	86,434	—	—	86,434
France	—	38,927,564	—	38,927,564
Germany	—	51,988,616	—	51,988,616
Ireland	21,957,463	8,254,962	—	30,212,425
Israel	2,328,263	—	—	2,328,263
Japan	—	47,252,397	—	47,252,397
Netherlands	8,070,972	10,025,257	—	18,096,229
New Zealand	—	14,678	—	14,678
Republic of Korea	—	14,975,601	—	14,975,601
Singapore	—	6,742,727	—	6,742,727
Switzerland	2,227,596	4,012,064	—	6,239,660
Taiwan	7,739,264	—	—	7,739,264
United Kingdom	25,262,260	41,517,729	—	66,779,989
United States	572,871,345	—	—	572,871,345
Uruguay	1,279,836	—	—	1,279,836
Preferred Stocks	—	1,470,869	—	1,470,869
Corporate Bonds	—	514,164	—	514,164
Money Market Fund	62,800,803	—	—	62,800,803
Short-Term Investment	—	992,436	—	992,436
Total Investments	$719,761,386	$226,689,064	$—	$946,450,450
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$24,967	$—	$24,967
Futures Contracts	$1,507,153	$—	$—	$1,507,153
Liabilities:
Foreign Currency Exchange Contracts	$—	$(188,338)	$—	$(188,338)
Futures Contracts	$(398,869)	$—	$—	$(398,869)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8